6. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Equipment, Vehicles and Furniture

	Balance February 1, 2022	Additions for the year	Disposals for the year	Balance January 31, 2023

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(36,547)	(7,826)	-	(44,373)
Net book value	26,086	(7,826)	-	18,260

Office furniture and equipment
Value at Cost	23,397	-	(8,003)	15,394
Accumulated Depreciation	(22,931)	(54)	7,807	(15,178)
Net book value	466	(54)	(196)	216

Computer equipment
Value at Cost	97,620	-	(64,236)	33,384
Accumulated Depreciation	(97,238)	(160)	64,210	(33,188)
Net book value	382	(160)	(26)	196

Totals	$26,934	$(8,040)	$(222)	$18,672

	Balance February 1, 2021	Additions for the year	Disposals for the year	Balance January 31, 2022

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(25,366)	(11,181)	-	(36,547)
Net book value	37,267	(11,181)	-	26,086

Office furniture and equipment
Value at Cost	23,397	-	-	23,397
Accumulated Depreciation	(22,815)	(116)	-	(22,931)
Net book value	582	(116)	-	466

Computer equipment
Value at Cost	97,620	-	-	97,620
Accumulated Depreciation	(96,931)	(307)	-	(97,238)
Net book value	689	(307)	-	382

Totals	$38,538	$(11,604)	$-	$26,934